Information by Segment - Generation and Transmission, and Distribution by Country (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
TOTAL CURRENT ASSETS	$ 6,179,256	$ 6,581,254
Cash and cash equivalents	1,506,993	1,938,997
Other current financial assets	230,279	120,383
Other current non-financial assets	560,786	486,162
Trade and other current receivables	3,234,935	3,504,457
Current accounts receivable from related parties	46,950	16,369
Inventories	471,433	396,239
Current tax assets	127,880	107,321
Non-current assets or disposal groups held for sale or for distribution to owners		11,326
TOTAL NON-CURRENT ASSETS	20,754,302	23,195,130
Other non-current financial assets	2,790,863	3,049,811
Other non-current non-financial assets	2,332,856	2,735,890
Trade and other non-current receivables	578,524	587,957
Non-current accounts receivable from related parties	32	847
Investments accounted for using the equity method	2,273	1,978	$ 2,596
Intangible assets other than goodwill	4,524,826	5,527,879
Goodwill	945,512	1,173,043
Property, plant and equipment	8,354,672	8,763,438
Investment property	7,942	10,254
Right-of-use assets	222,420	255,799
Deferred taxes Assets before compensation	994,382	1,088,234
TOTAL ASSETS	26,933,558	29,776,384
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	7,277,222	6,735,932
Other current financial liabilities	1,825,130	1,408,407
Current lease liabilities	51,495	81,644
Trade and other payables, current	4,093,576	3,920,045
Current accounts payable to related parties	597,122	494,511
Other current provisions	220,425	286,052
Current tax liabilities	222,870	220,727
Other current non-financial liabilities	266,604	320,755
Non-current lease liabilities	91,070	108,625
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners		3,791
Non-current liabilities associated with disposal groups held for sale or for distribution to owners		3,791
TOTAL NON-CURRENT LIABILITIES	9,322,673	10,794,266
Other non-current financial liabilities	3,837,706	4,781,833
Non-current lease liability	91,070	108,625
Trade payables, non-current	2,061,475	2,335,997
Non-current accounts payable to related companies	144,391
Other long-term provisions	833,900	976,327
Deferred tax liabilities	612,953	643,854
Non-current provisions for employee benefits	1,624,217	1,836,362
Other non-current non-financial liabilities	116,961	111,268
TOTAL EQUITY	10,333,663	12,246,186	8,831,900	$ 8,278,507
Equity attributable to shareholders of Enel Américas	8,105,859	9,966,287
Share and paid-in capital	9,763,078	9,783,875
Retained earnings (losses)	5,415,698	5,474,411
Other reserves	(7,072,917)	(5,291,999)	(4,880,883)	(3,866,564)
Non-controlling interests	2,227,804	2,279,899
TOTAL LIABILITIES AND EQUITY	26,933,558	29,776,384
EQUITY	10,333,663	12,246,186	8,831,900	$ 8,278,507
Total Revenue and Other Operating Income	12,192,674	14,314,112	12,989,689
Revenues	11,238,976	13,053,376	11,924,761
Energy sales	9,655,212	11,798,362	10,929,323
Other sales	36,968	58,752	48,968
Other services rendered	1,546,796	1,196,262	946,470
Other income, by nature	953,698	1,260,736	1,064,928
Raw materials and consumables used	(7,555,915)	(8,541,023)	(7,948,400)
Energy purchases	(5,337,887)	(6,096,863)	(5,654,358)
Fuel consumption	(137,850)	(277,117)	(226,843)
Transportation costs	(1,016,486)	(1,110,921)	(944,304)
Other miscellaneous supplies and services	(1,063,692)	(1,056,122)	(1,122,895)
CONTRIBUTION MARGIN	4,636,759	5,773,089	5,041,289
Other work performed by the entity and capitalized	147,151	181,565	177,997
Employee benefits expenses	(565,046)	(809,753)	(840,493)
Other expense, by nature	(1,065,278)	(1,150,709)	(1,021,085)
GROSS OPERATING RESULT	2,053,115	2,768,863	2,434,520
Depreciation and amortization expense	(858,099)	(948,330)	(862,440)
Impairment (loss) reversal recognized in profit or loss		2,126	61,753
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	242,372	279,125	122,501
OPERATING INCOME	2,053,115	2,768,863	2,434,520
FINANCIAL RESULT	(313,107)	(377,533)	(332,663)
Financial income	321,477	449,661	358,081
Cash and cash equivalents	59,510	145,532	133,180
Other financial income	261,967	304,129	224,901
Financial costs	(768,453)	(1,088,631)	(1,071,759)
Bank borrowings	(70,023)	(134,024)	(162,192)
Secured and unsecured obligations	(208,630)	(281,359)	(312,204)
Other	(489,800)	(673,248)	(597,363)
Income from indexation units	76,698	124,477	270,380
Foreign currency exchange differences	57,171	136,960	110,635
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity			589,854
Negative			(452,894)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	3,133	583	2,452
Other gains (losses)	4,671	14,196	681
Gain (loss) from other investments	54	1,048	51
Gain (loss) from the sale of assets	4,617	13,148	630
Income before taxes	1,747,812	2,406,109	2,104,990
Income tax expense (income)	(566,560)	(236,346)	(437,932)
Net income from continuing operations	1,181,252	2,169,763	1,667,058
Gains (losses)	1,181,252	2,169,763	1,667,058
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	2,425,510	2,527,511	1,844,565
Net cash flows from (used in) investing activities	(1,535,616)	(1,599,798)	(3,069,189)
Net cash flows from (used in) financing activities	(1,186,535)	(822,904)	1,867,066
Operating Segments | Chile
ASSETS
TOTAL CURRENT ASSETS	249,106	709,462
Cash and cash equivalents	8,050	634,221
Other current financial assets	116	1,637
Other current non-financial assets	16,730	3,811
Trade and other current receivables	1,587	839
Current accounts receivable from related parties	213,077	59,808
Current tax assets	9,546	9,146
TOTAL NON-CURRENT ASSETS	10,473,781	10,105,798
Other non-current non-financial assets	2,980	3,125
Trade and other non-current receivables	77	126
Non-current accounts receivable from related parties	225,000	375,000
Investments accounted for using the equity method	10,245,701	9,726,059
Right-of-use assets	24	19
Deferred taxes Assets before compensation	1	1,469
TOTAL ASSETS	10,722,887	10,815,260
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	595,828	508,799
Other current financial liabilities	339,842	362,520
Current lease liabilities	19	11
Trade and other payables, current	46,970	62,072
Current accounts payable to related parties	208,628	83,446
Other current provisions		561
Other current non-financial liabilities	369	189
Non-current lease liabilities		8
TOTAL NON-CURRENT LIABILITIES	597,203	598,977
Other non-current financial liabilities	591,722	595,990
Non-current lease liability		8
Deferred tax liabilities	2,521
Non-current provisions for employee benefits	2,960	2,979
TOTAL EQUITY	9,529,856	9,707,484
Equity attributable to shareholders of Enel Américas	9,529,856	9,707,484
Share and paid-in capital	9,763,079	9,783,875
Retained earnings (losses)	3,008,390	3,186,021
Other reserves	(3,241,613)	(3,262,412)
TOTAL LIABILITIES AND EQUITY	10,722,887	10,815,260
EQUITY	9,529,856	9,707,484
Total Revenue and Other Operating Income	165	902	1,335
Other income, by nature	165	902	1,335
Raw materials and consumables used	(99)
Other miscellaneous supplies and services	(99)
CONTRIBUTION MARGIN	66	902	1,335
Employee benefits expenses	(5,957)	(7,695)	(6,732)
Other expense, by nature	(21,054)	(23,211)	(27,113)
OPERATING INCOME	(26,945)	(30,004)	(32,510)
FINANCIAL RESULT	(21,872)	(31,514)	(19,825)
Financial income	25,063	37,675	47,281
Cash and cash equivalents	4,066	16,018	7,245
Other financial income	20,997	21,657	40,036
Financial costs	(62,972)	(50,740)	(61,869)
Bank borrowings	(9,190)	(11,379)	(8,084)
Secured and unsecured obligations	(24,809)	(25,225)	(25,736)
Other	(28,973)	(14,136)	(28,049)
Foreign currency exchange differences	16,037	(18,449)	(5,237)
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		116,355	39,694
Negative		(134,804)	(44,931)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	475	(227)	441
Income before taxes	(48,342)	(61,745)	(51,894)
Income tax expense (income)	(3,840)	9,598	(7,137)
Net income from continuing operations	(52,182)	(52,147)	(59,031)
Gains (losses)	(52,182)	(52,147)	(59,031)
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	(52,803)	(49,135)	(34,496)
Net cash flows from (used in) investing activities	175,657	(2,220,047)	348,295
Net cash flows from (used in) financing activities	(719,042)	2,475,888	(52,458)
Operating Segments | Colombia
ASSETS
TOTAL CURRENT ASSETS	850,472	560,017
Cash and cash equivalents	383,257	186,762
Other current financial assets	4,047	3,512
Other current non-financial assets	27,496	12,941
Trade and other current receivables	331,070	260,132
Current accounts receivable from related parties	1,790	2,072
Inventories	102,781	83,152
Current tax assets	31	120
Non-current assets or disposal groups held for sale or for distribution to owners		11,326
TOTAL NON-CURRENT ASSETS	4,397,892	4,371,244
Other non-current financial assets	153	171
Other non-current non-financial assets	33,029	21,844
Trade and other non-current receivables	33,565	42,546
Investments accounted for using the equity method	127	141
Intangible assets other than goodwill	135,881	125,795
Goodwill	5,601	5,835
Property, plant and equipment	4,158,620	4,162,924
Right-of-use assets	19,639	11,988
Deferred taxes Assets before compensation	11,277
TOTAL ASSETS	5,248,364	4,931,261
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	1,206,026	876,231
Other current financial liabilities	454,167	169,543
Current lease liabilities	4,792	6,002
Trade and other payables, current	492,040	460,442
Current accounts payable to related parties	72,213	62,468
Other current provisions	40,176	38,297
Current tax liabilities	110,724	108,167
Other current non-financial liabilities	31,914	27,521
Non-current lease liabilities	15,639	6,191
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners		3,791
TOTAL NON-CURRENT LIABILITIES	1,537,229	1,648,410
Other non-current financial liabilities	1,251,199	1,404,406
Non-current lease liability	15,639	6,191
Trade payables, non-current	1,136	997
Other long-term provisions	78,504	49,659
Deferred tax liabilities	63,683	51,332
Non-current provisions for employee benefits	124,248	129,507
Other non-current non-financial liabilities	2,820	6,318
TOTAL EQUITY	2,505,109	2,406,620
Equity attributable to shareholders of Enel Américas	2,505,109	2,406,620
Share and paid-in capital	195,415	203,580
Retained earnings (losses)	972,249	854,096
Issuance premium	88,781	92,490
Other reserves	1,248,664	1,256,454
TOTAL LIABILITIES AND EQUITY	5,248,364	4,931,261
EQUITY	2,505,109	2,406,620
Total Revenue and Other Operating Income	2,337,750	2,538,922	2,671,192
Revenues	2,311,045	2,513,971	2,642,886
Energy sales	1,564,664	2,250,753	2,388,426
Other sales	23,990	28,737	23,232
Other services rendered	722,391	234,481	231,228
Other income, by nature	26,705	24,951	28,306
Raw materials and consumables used	(930,528)	(1,054,749)	(1,208,848)
Energy purchases	(500,924)	(596,652)	(721,047)
Fuel consumption	(39,785)	(49,225)	(53,414)
Transportation costs	(247,325)	(261,082)	(268,498)
Other miscellaneous supplies and services	(142,494)	(147,790)	(165,889)
CONTRIBUTION MARGIN	1,407,222	1,484,173	1,462,344
Other work performed by the entity and capitalized	28,877	32,179	29,408
Employee benefits expenses	(107,827)	(102,834)	(99,856)
Other expense, by nature	(148,088)	(146,478)	(161,656)
Depreciation and amortization expense	(181,986)	(195,488)	(193,432)
Impairment (loss) reversal recognized in profit or loss		3,433	(5,234)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	16,442	6,609	9,440
OPERATING INCOME	981,756	1,068,376	1,022,134
FINANCIAL RESULT	(119,660)	(140,101)	(159,753)
Financial income	13,848	11,548	19,748
Cash and cash equivalents	7,743	8,573	12,533
Other financial income	6,105	2,975	7,215
Financial costs	(132,205)	(151,500)	(177,537)
Bank borrowings	(8,732)	(10,896)	(19,659)
Secured and unsecured obligations	(91,178)	(116,309)	(133,916)
Other	(32,295)	(24,295)	(23,962)
Foreign currency exchange differences	(1,303)	(149)	(1,964)
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		16,563	12,950
Negative		(16,712)	(14,914)
Other gains (losses)	124	308	190
Gain (loss) from other investments		6
Gain (loss) from the sale of assets	124	302	190
Income before taxes	862,220	928,583	862,571
Income tax expense (income)	(286,707)	(302,350)	(310,823)
Net income from continuing operations	575,513	626,233	551,748
Gains (losses)	575,513	626,233	551,748
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	939,651	865,922	1,030,940
Net cash flows from (used in) investing activities	(464,647)	(386,559)	(378,451)
Net cash flows from (used in) financing activities	(303,393)	(705,497)	(601,744)
Operating Segments | Peru
ASSETS
TOTAL CURRENT ASSETS	546,260	551,843
Cash and cash equivalents	234,857	287,634
Other current financial assets		232
Other current non-financial assets	62,864	44,845
Trade and other current receivables	182,959	164,630
Current accounts receivable from related parties	2,496	4,223
Inventories	53,015	45,527
Current tax assets	10,069	4,752
TOTAL NON-CURRENT ASSETS	2,382,886	2,561,433
Other non-current financial assets	55
Other non-current non-financial assets	23,092	16,760
Intangible assets other than goodwill	70,955	65,292
Property, plant and equipment	2,128,997	2,311,023
Right-of-use assets	159,534	168,355
Deferred taxes Assets before compensation	253	3
TOTAL ASSETS	2,929,146	3,113,276
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	627,532	482,477
Other current financial liabilities	227,816	56,001
Current lease liabilities	30,904	49,202
Trade and other payables, current	207,027	235,240
Current accounts payable to related parties	42,577	46,685
Other current provisions	57,238	57,392
Current tax liabilities	33,777	13,739
Other current non-financial liabilities	28,193	24,218
Non-current lease liabilities	39,485	43,619
TOTAL NON-CURRENT LIABILITIES	734,467	805,168
Other non-current financial liabilities	414,377	410,394
Non-current lease liability	39,485	43,619
Trade payables, non-current	11,719	10,868
Other long-term provisions	20,879	54,775
Deferred tax liabilities	219,783	254,591
Non-current provisions for employee benefits	6,205	6,245
Other non-current non-financial liabilities	22,019	24,676
TOTAL EQUITY	1,567,147	1,825,631
Equity attributable to shareholders of Enel Américas	1,567,147	1,825,631
Share and paid-in capital	1,483,352	1,618,125
Retained earnings (losses)	272,808	434,988
Issuance premium	1,612	1,758
Other reserves	(190,625)	(229,240)
TOTAL LIABILITIES AND EQUITY	2,929,146	3,113,276
EQUITY	1,567,147	1,825,631
Total Revenue and Other Operating Income	1,243,993	1,382,940	1,311,262
Revenues	1,235,836	1,372,801	1,272,802
Energy sales	1,187,354	1,306,624	1,231,486
Other sales	9,849	23,489	23,320
Other services rendered	38,633	42,688	17,996
Other income, by nature	8,157	10,139	38,460
Raw materials and consumables used	(622,866)	(676,173)	(603,957)
Energy purchases	(449,500)	(473,129)	(422,384)
Fuel consumption	(55,522)	(68,807)	(134,183)
Transportation costs	(69,419)	(84,128)	(5,488)
Other miscellaneous supplies and services	(48,425)	(50,109)	(41,902)
CONTRIBUTION MARGIN	621,127	706,767	707,305
Other work performed by the entity and capitalized	10,234	11,420	11,067
Employee benefits expenses	(61,284)	(64,674)	(65,766)
Other expense, by nature	(94,174)	(92,020)	(88,585)
Depreciation and amortization expense	(121,841)	(121,500)	(119,297)
Impairment (loss) reversal recognized in profit or loss		(1,307)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	14,027	4,418	564
OPERATING INCOME	340,035	434,268	444,160
FINANCIAL RESULT	(26,007)	(30,553)	(18,583)
Financial income	6,508	8,632	8,583
Cash and cash equivalents	2,756	4,845	4,451
Other financial income	3,752	3,787	4,132
Financial costs	(31,127)	(39,268)	(31,469)
Bank borrowings	(3,223)	(1,418)	(2,715)
Secured and unsecured obligations	(24,925)	(27,055)	(27,830)
Other	(2,979)	(10,795)	(924)
Foreign currency exchange differences	(1,388)	83	4,303
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		27,039	22,096
Negative		(26,956)	(17,793)
Other gains (losses)	3,616	10,664	31
Gain (loss) from the sale of assets	3,616	10,664	31
Income before taxes	317,644	414,379	425,608
Income tax expense (income)	(91,896)	(125,187)	(134,059)
Net income from continuing operations	225,748	289,192	291,549
Gains (losses)	225,748	289,192	291,549
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	342,021	454,719	390,044
Net cash flows from (used in) investing activities	(176,299)	(208,685)	(89,786)
Net cash flows from (used in) financing activities	(192,090)	(215,929)	(259,879)
Operating Segments | Argentina
ASSETS
TOTAL CURRENT ASSETS	603,494	626,439
Cash and cash equivalents	139,448	130,856
Other current financial assets	65,382
Other current non-financial assets	42,123	47,708
Trade and other current receivables	310,882	386,317
Current accounts receivable from related parties	148	12,368
Inventories	42,883	31,075
Current tax assets	2,628	18,115
TOTAL NON-CURRENT ASSETS	2,468,259	2,622,717
Other non-current financial assets	25,461	3,209
Other non-current non-financial assets	898	3,354
Trade and other non-current receivables	268,536	308,730
Non-current accounts receivable from related parties	32	68
Investments accounted for using the equity method	315,981	357,963
Intangible assets other than goodwill	61,159	30,519
Goodwill	4,523	4,665
Property, plant and equipment	1,762,799	1,888,301
Right-of-use assets	124	18
Deferred taxes Assets before compensation	28,746	25,890
TOTAL ASSETS	3,071,753	3,249,156
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	689,017	746,901
Other current financial liabilities	6,088	7,282
Current lease liabilities	78	7
Trade and other payables, current	527,729	438,227
Current accounts payable to related parties	31,787	119,403
Other current provisions	45,167	44,825
Current tax liabilities	44,383	92,080
Other current non-financial liabilities	33,785	45,077
Non-current lease liabilities	45	7
TOTAL NON-CURRENT LIABILITIES	509,899	616,239
Other non-current financial liabilities	40,785	40,649
Non-current lease liability	45	7
Trade payables, non-current	86,559	152,240
Non-current accounts payable to related companies		16,228
Other long-term provisions	19,760	23,710
Deferred tax liabilities	286,936	311,503
Non-current provisions for employee benefits	13,920	14,178
Other non-current non-financial liabilities	61,894	57,724
TOTAL EQUITY	1,872,837	1,886,016
Equity attributable to shareholders of Enel Américas	1,872,837	1,886,016
Share and paid-in capital	953,561	936,444
Retained earnings (losses)	(121,454)	238,459
Other reserves	1,040,730	711,113
TOTAL LIABILITIES AND EQUITY	3,071,753	3,249,156
EQUITY	1,872,837	1,886,016
Total Revenue and Other Operating Income	1,030,361	1,782,532	1,516,392
Revenues	995,970	1,481,493	1,488,830
Energy sales	958,852	1,435,040	1,443,845
Other sales	2,431	2,771	191
Other services rendered	34,687	43,682	44,794
Other income, by nature	34,391	301,039	27,562
Raw materials and consumables used	(551,514)	(903,365)	(769,333)
Energy purchases	(490,953)	(715,723)	(656,647)
Fuel consumption	(1,180)	(100,579)	(21,095)
Transportation costs	(24,348)	(25,949)	(37,414)
Other miscellaneous supplies and services	(35,033)	(61,114)	(54,177)
CONTRIBUTION MARGIN	478,847	879,167	747,059
Other work performed by the entity and capitalized	31,296	48,095	54,308
Employee benefits expenses	(154,984)	(200,284)	(265,521)
Other expense, by nature	(169,255)	(175,437)	(139,867)
Depreciation and amortization expense	(160,424)	(143,179)	(173,774)
Impairment (loss) reversal recognized in profit or loss			66,987
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	44,434	42,541	56,654
OPERATING INCOME	(18,954)	365,821	232,538
FINANCIAL RESULT	65,733	160,817	257,912
Financial income	85,954	122,200	107,807
Cash and cash equivalents	40,218	90,691	75,692
Other financial income	45,736	31,509	32,115
Financial costs	(148,439)	(189,401)	(226,859)
Bank borrowings	(3,334)	(4,019)	(177)
Secured and unsecured obligations	(1)
Other	(145,104)	(185,382)	(226,682)
Income from indexation units	76,698	124,477	270,380
Foreign currency exchange differences	51,520	103,541	106,584
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		238,739	262,165
Negative		(135,198)	(155,581)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	2,658	810	2,011
Other gains (losses)	61	1,080	74
Gain (loss) from other investments	54	1,041	51
Gain (loss) from the sale of assets	7	39	23
Income before taxes	49,498	528,528	492,535
Income tax expense (income)	(36,154)	(132,137)	(203,661)
Net income from continuing operations	13,344	396,391	288,874
Gains (losses)	13,344	396,391	288,874
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	272,134	241,095	157,539
Net cash flows from (used in) investing activities	(169,918)	(175,679)	(98,752)
Net cash flows from (used in) financing activities	(59,659)	(47,566)	(23,844)
Operating Segments | Brazil
ASSETS
TOTAL CURRENT ASSETS	4,138,518	4,304,036
Cash and cash equivalents	741,381	699,524
Other current financial assets	160,734	115,002
Other current non-financial assets	411,573	376,857
Trade and other current receivables	2,407,709	2,691,586
Current accounts receivable from related parties	38,761	109,394
Inventories	272,754	236,485
Current tax assets	105,606	75,188
TOTAL NON-CURRENT ASSETS	11,374,761	13,482,703
Other non-current financial assets	2,765,194	3,046,431
Other non-current non-financial assets	2,272,857	2,690,639
Trade and other non-current receivables	276,346	236,555
Non-current accounts receivable from related parties		17,039
Intangible assets other than goodwill	4,256,831	5,306,273
Goodwill	494,129	638,031
Property, plant and equipment	304,256	401,190
Investment property	7,942	10,254
Right-of-use assets	43,099	75,419
Deferred taxes Assets before compensation	954,107	1,060,872
TOTAL ASSETS	15,513,279	17,786,739
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	4,192,739	3,918,889
Other current financial liabilities	797,217	813,061
Current lease liabilities	15,702	26,422
Trade and other payables, current	2,758,445	2,569,032
Current accounts payable to related parties	337,202	134,906
Other current provisions	77,844	144,977
Current tax liabilities	33,986	6,741
Other current non-financial liabilities	172,343	223,750
Non-current lease liabilities	35,901	58,800
TOTAL NON-CURRENT LIABILITIES	6,168,982	7,528,770
Other non-current financial liabilities	1,539,623	2,330,394
Non-current lease liability	35,901	58,800
Trade payables, non-current	1,962,061	2,171,886
Non-current accounts payable to related companies	369,498	387,076
Other long-term provisions	714,757	848,183
Deferred tax liabilities	40,030	26,428
Non-current provisions for employee benefits	1,476,884	1,683,453
Other non-current non-financial liabilities	30,228	22,550
TOTAL EQUITY	5,151,558	6,339,080
Equity attributable to shareholders of Enel Américas	5,151,558	6,339,080
Share and paid-in capital	3,695,565	4,123,929
Retained earnings (losses)	197,561	597,534
Issuance premium	575,327	742,877
Treasury shares in portfolio	(21,375)
Other reserves	704,480	874,740
TOTAL LIABILITIES AND EQUITY	15,513,279	17,786,739
EQUITY	5,151,558	6,339,080
Total Revenue and Other Operating Income	7,580,444	8,608,890	7,489,756
Revenues	6,696,125	7,685,111	6,520,243
Energy sales	5,944,342	6,805,945	5,865,566
Other sales	698	3,755	2,225
Other services rendered	751,085	875,411	652,452
Other income, by nature	884,319	923,779	969,513
Raw materials and consumables used	(5,450,908)	(5,906,736)	(5,366,693)
Energy purchases	(3,896,510)	(4,311,902)	(3,855,878)
Fuel consumption	(41,363)	(58,506)	(18,151)
Transportation costs	(675,394)	(739,219)	(631,737)
Other miscellaneous supplies and services	(837,641)	(797,109)	(860,927)
CONTRIBUTION MARGIN	2,129,536	2,702,154	2,123,063
Other work performed by the entity and capitalized	76,744	89,871	83,214
Employee benefits expenses	(234,994)	(434,266)	(402,618)
Other expense, by nature	(632,746)	(713,637)	(603,682)
Depreciation and amortization expense	(393,848)	(488,163)	(375,937)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	167,469	225,557	55,843
OPERATING INCOME	777,223	930,402	768,197
FINANCIAL RESULT	(292,686)	(374,162)	(430,868)
Financial income	211,101	291,262	215,449
Cash and cash equivalents	4,727	25,405	33,259
Other financial income	206,374	265,857	182,190
Financial costs	(414,707)	(679,377)	(614,811)
Bank borrowings	(45,544)	(106,312)	(131,557)
Secured and unsecured obligations	(67,717)	(112,770)	(124,722)
Other	(301,446)	(460,295)	(358,532)
Foreign currency exchange differences	(89,080)	13,953	(31,506)
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		310,024	402,562
Negative		(296,071)	(434,068)
Other gains (losses)	870	2,144	386
Gain (loss) from other investments		1
Gain (loss) from the sale of assets	870	2,143	386
Income before taxes	485,407	558,384	337,715
Income tax expense (income)	(147,963)	313,730	217,748
Net income from continuing operations	337,444	872,114	555,463
Gains (losses)	337,444	872,114	555,463
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	922,297	999,122	299,827
Net cash flows from (used in) investing activities	(755,047)	(855,965)	(2,434,755)
Net cash flows from (used in) financing activities	(55,832)	(66,875)	2,389,830
Eliminations
ASSETS
TOTAL CURRENT ASSETS	(208,594)	(170,543)
Trade and other current receivables	728	953
Current accounts receivable from related parties	(209,322)	(171,496)
TOTAL NON-CURRENT ASSETS	(10,343,277)	(9,948,765)
Other non-current non-financial assets		168
Non-current accounts receivable from related parties	(225,000)	(391,260)
Investments accounted for using the equity method	(10,559,536)	(10,082,185)
Goodwill	441,259	524,512
TOTAL ASSETS	(10,551,871)	(10,119,308)
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	(33,920)	202,635
Trade and other payables, current	61,365	155,032
Current accounts payable to related parties	(95,285)	47,603
TOTAL NON-CURRENT LIABILITIES	(225,107)	(403,298)
Trade payables, non-current		6
Non-current accounts payable to related companies	(225,107)	(403,304)
TOTAL EQUITY	(10,292,844)	(9,918,645)
Equity attributable to shareholders of Enel Américas	(10,292,844)	(9,918,645)
Share and paid-in capital	(6,327,894)	(6,882,078)
Retained earnings (losses)	1,086,144	163,313
Issuance premium	(665,720)	(837,125)
Treasury shares in portfolio	21,375
Other reserves	(4,406,749)	(2,362,755)
TOTAL LIABILITIES AND EQUITY	(10,551,871)	(10,119,308)
EQUITY	(10,292,844)	(9,918,645)
Total Revenue and Other Operating Income	(39)	(74)	(248)
Other income, by nature	(39)	(74)	(248)
Raw materials and consumables used			431
Energy purchases		543	1,598
Transportation costs		(543)	(1,167)
CONTRIBUTION MARGIN	(39)	(74)	183
Other expense, by nature		(74)
Other Expenses By Nature	39		(182)
OPERATING INCOME			1
FINANCIAL RESULT	81,385	37,980	38,454
Financial income	(20,997)	(21,656)	(40,787)
Other financial income	(20,997)	(21,656)	(40,787)
Financial costs	20,997	21,655	40,786
Other	20,997	21,655	40,786
Foreign currency exchange differences	81,385	37,981	38,455
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		(118,866)	(183,342)
Negative		156,847	221,797
Income before taxes	81,385	37,980	38,455
Net income from continuing operations	81,385	37,980	38,455
Gains (losses)	81,385	37,980	38,455
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	2,210	15,788	711
Net cash flows from (used in) investing activities	(145,362)	2,247,137	(415,740)
Net cash flows from (used in) financing activities	143,481	(2,262,925)	415,161
Generation and Transmission
ASSETS
TOTAL CURRENT ASSETS	1,752,168	1,401,368
Cash and cash equivalents	678,856	593,058
Other current financial assets	77,146	62,287
Other current non-financial assets	70,693	68,906
Trade and other current receivables	699,288	446,026
Current accounts receivable from related parties	110,101	129,961
Inventories	86,375	68,525
Current tax assets	29,709	32,605
TOTAL NON-CURRENT ASSETS	5,023,349	5,481,408
Other non-current financial assets	293,011	345,968
Other non-current non-financial assets	44,772	67,688
Trade and other non-current receivables	280,119	311,858
Non-current accounts receivable from related parties	43,945	54,002
Investments accounted for using the equity method	111,027	104,875
Intangible assets other than goodwill	136,569	67,708
Property, plant and equipment	3,953,188	4,498,513
Right-of-use assets	127,537	147,005
Deferred taxes Assets before compensation	33,190	30,796
TOTAL ASSETS	6,775,517	6,882,776
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	1,652,616	1,222,704
Other current financial liabilities	317,285	240,865
Current lease liabilities	21,478	42,441
Trade and other payables, current	881,993	580,450
Current accounts payable to related parties	155,817	122,443
Other current provisions	79,356	80,023
Current tax liabilities	150,727	144,418
Other current non-financial liabilities	45,960	54,505
Non-current lease liabilities	11,591	20,506
TOTAL NON-CURRENT LIABILITIES	1,280,831	1,690,280
Other non-current financial liabilities	727,682	1,071,781
Non-current lease liability	11,591	20,506
Trade payables, non-current	979	4,178
Non-current accounts payable to related companies	19,252	15,258
Other long-term provisions	84,179	101,159
Deferred tax liabilities	335,101	382,097
Non-current provisions for employee benefits	32,753	33,720
Other non-current non-financial liabilities	69,294	82,087
TOTAL EQUITY	3,842,070	3,969,792
Equity attributable to shareholders of Enel Américas	3,842,070	3,969,792
Share and paid-in capital	1,821,697	1,968,025
Retained earnings (losses)	1,122,697	1,190,915
Issuance premium	37,138	38,888
Other reserves	860,592	771,964
TOTAL LIABILITIES AND EQUITY	6,775,517	6,882,776
EQUITY	3,842,070	3,969,792
Total Revenue and Other Operating Income	3,000,829	3,057,056	3,036,418
Revenues	2,977,178	3,007,419	2,961,895
Energy sales	2,880,510	2,885,369	2,814,879
Other sales	32,291	48,946	44,810
Other services rendered	64,377	73,104	102,206
Other income, by nature	23,651	49,637	74,523
Raw materials and consumables used	(1,375,163)	(1,218,451)	(1,280,555)
Energy purchases	(918,086)	(578,373)	(757,914)
Fuel consumption	(137,850)	(277,116)	(226,843)
Transportation costs	(226,531)	(260,281)	(187,111)
Other miscellaneous supplies and services	(92,696)	(102,681)	(108,687)
CONTRIBUTION MARGIN	1,625,666	1,838,605	1,755,863
Other work performed by the entity and capitalized	3,946	10,023	9,467
Employee benefits expenses	(101,339)	(114,226)	(122,858)
Other expense, by nature	(145,700)	(136,526)	(140,031)
GROSS OPERATING RESULT	1,382,573	1,597,876	1,502,441
Depreciation and amortization expense	(240,241)	(261,958)	(295,719)
Impairment (loss) reversal recognized in profit or loss		(1,307)	66,987
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	934	(645)	4,998
OPERATING INCOME	1,141,398	1,335,256	1,268,711
FINANCIAL RESULT	(56,160)	4,788	70,220
Financial income	93,720	153,668	116,829
Cash and cash equivalents	32,879	99,237	84,253
Other financial income	60,841	54,431	32,576
Financial costs	(149,750)	(178,978)	(203,183)
Bank borrowings	(3,945)	(12,603)	(18,221)
Secured and unsecured obligations	(70,317)	(80,638)	(98,979)
Other	(75,488)	(85,737)	(85,983)
Income from indexation units	(85,734)	(83,759)	8,815
Foreign currency exchange differences	85,604	113,857	147,759
Share of profit (loss) of associates and joint ventures accounted for using the equity method	2,630	790	2,171
Other gains (losses)	3,764	1,287	135
Gain (loss) from other investments	50	1,042	51
Gain (loss) from the sale of assets	3,714	245	84
Income before taxes	1,091,632	1,342,121	1,341,237
Income tax expense (income)	(326,573)	(419,338)	(449,235)
Net income from continuing operations	765,059	922,783	892,002
Gains (losses)	765,059	922,783	892,002
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	1,109,985	1,052,312	1,197,918
Net cash flows from (used in) investing activities	(164,687)	(84,523)	(103,167)
Net cash flows from (used in) financing activities	(797,743)	(1,039,947)	(865,538)
Generation and Transmission | Operating Segments | Colombia
ASSETS
TOTAL CURRENT ASSETS	353,946	251,413
Cash and cash equivalents	239,549	86,361
Other current financial assets	3,773	3,206
Other current non-financial assets	9,254	2,858
Trade and other current receivables	70,578	78,136
Current accounts receivable from related parties	926	55,821
Inventories	29,866	25,031
TOTAL NON-CURRENT ASSETS	2,420,482	2,524,074
Other non-current financial assets	151	169
Other non-current non-financial assets	8,378	9,797
Trade and other non-current receivables	4,023	3,749
Investments accounted for using the equity method	2,475	2,579
Intangible assets other than goodwill	30,113	32,433
Property, plant and equipment	2,373,206	2,475,347
Right-of-use assets	2,136	3,626
TOTAL ASSETS	2,774,428	2,775,487
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	570,719	387,805
Other current financial liabilities	263,242	100,218
Current lease liabilities	1,793	1,476
Trade and other payables, current	153,466	142,993
Current accounts payable to related parties	45,183	41,035
Other current provisions	29,096	31,215
Current tax liabilities	70,498	63,076
Other current non-financial liabilities	7,441	9,268
Non-current lease liabilities	515	2,041
TOTAL NON-CURRENT LIABILITIES	697,178	943,881
Other non-current financial liabilities	542,592	818,533
Non-current lease liability	515	2,041
Trade payables, non-current	764	639
Other long-term provisions	61,967	44,831
Deferred tax liabilities	63,683	51,223
Non-current provisions for employee benefits	27,657	28,655
TOTAL EQUITY	1,506,531	1,443,801
Equity attributable to shareholders of Enel Américas	1,506,531	1,443,801
Share and paid-in capital	191,473	199,473
Retained earnings (losses)	665,670	565,626
Issuance premium	33,096	34,479
Other reserves	616,292	644,223
TOTAL LIABILITIES AND EQUITY	2,774,428	2,775,487
EQUITY	1,506,531	1,443,801
Total Revenue and Other Operating Income	1,159,133	1,246,988	1,259,471
Revenues	1,150,185	1,240,405	1,242,506
Energy sales	1,128,070	1,213,754	1,220,266
Other sales	21,978	26,479	22,095
Other services rendered	137	172	145
Other income, by nature	8,948	6,583	16,965
Raw materials and consumables used	(412,529)	(465,768)	(478,264)
Energy purchases	(179,897)	(209,204)	(191,690)
Fuel consumption	(39,785)	(49,225)	(53,414)
Transportation costs	(126,696)	(138,544)	(143,045)
Other miscellaneous supplies and services	(66,151)	(68,795)	(90,115)
CONTRIBUTION MARGIN	746,604	781,220	781,207
Other work performed by the entity and capitalized	2,438	3,008	2,468
Employee benefits expenses	(31,049)	(31,806)	(30,726)
Other expense, by nature	(44,547)	(42,102)	(45,800)
GROSS OPERATING RESULT	673,446	710,320	707,149
Depreciation and amortization expense	(66,263)	(73,761)	(73,252)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	315	(663)	822
OPERATING INCOME	606,868	637,222	633,075
FINANCIAL RESULT	(70,522)	(81,785)	(101,982)
Financial income	5,465	6,239	8,361
Cash and cash equivalents	3,792	4,696	7,025
Other financial income	1,673	1,543	1,336
Financial costs	(76,221)	(87,896)	(110,076)
Bank borrowings		(2,522)	(6,638)
Secured and unsecured obligations	(55,682)	(76,258)	(95,921)
Other	(20,539)	(9,116)	(7,517)
Foreign currency exchange differences	234	(128)	(267)
Other gains (losses)	103	235	24
Gain (loss) from the sale of assets	103	235	24
Income before taxes	536,449	555,672	531,117
Income tax expense (income)	(188,883)	(180,207)	(185,554)
Net income from continuing operations	347,566	375,465	345,563
Gains (losses)	347,566	375,465	345,563
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	549,006	509,622	626,538
Net cash flows from (used in) investing activities	(54,430)	(85,078)	(109,801)
Net cash flows from (used in) financing activities	(353,785)	(545,075)	(494,832)
Generation and Transmission | Operating Segments | Peru
ASSETS
TOTAL CURRENT ASSETS	375,830	433,281
Cash and cash equivalents	190,853	235,659
Other current financial assets		232
Other current non-financial assets	23,333	7,670
Trade and other current receivables	73,008	92,989
Current accounts receivable from related parties	52,641	63,765
Inventories	26,581	29,159
Current tax assets	9,414	3,807
TOTAL NON-CURRENT ASSETS	1,193,666	1,328,046
Other non-current financial assets	55
Other non-current non-financial assets	23,092	16,760
Non-current accounts receivable from related parties	25,534	18,392
Investments accounted for using the equity method	51,887	56,601
Intangible assets other than goodwill	25,945	26,466
Property, plant and equipment	941,686	1,209,827
Right-of-use assets	125,217	143,177
Deferred taxes Assets before compensation	250
TOTAL ASSETS	1,569,496	1,761,327
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	255,734	241,747
Other current financial liabilities	26,187	51,266
Current lease liabilities	19,547	40,833
Trade and other payables, current	89,995	99,101
Current accounts payable to related parties	32,579	36,214
Other current provisions	48,883	48,808
Current tax liabilities	31,538	1,637
Other current non-financial liabilities	7,005	4,721
Non-current lease liabilities	10,993	18,345
TOTAL NON-CURRENT LIABILITIES	259,631	331,803
Other non-current financial liabilities	16,927	35,884
Non-current lease liability	10,993	18,345
Other long-term provisions	20,420	54,275
Deferred tax liabilities	189,127	216,660
Non-current provisions for employee benefits	1,906	1,893
Other non-current non-financial liabilities	20,258	23,091
TOTAL EQUITY	1,054,131	1,187,777
Equity attributable to shareholders of Enel Américas	1,054,131	1,187,777
Share and paid-in capital	853,156	930,671
Retained earnings (losses)	208,351	284,443
Issuance premium	4,042	4,409
Other reserves	(11,418)	(31,746)
TOTAL LIABILITIES AND EQUITY	1,569,496	1,761,327
EQUITY	1,054,131	1,187,777
Total Revenue and Other Operating Income	505,246	596,240	595,983
Revenues	500,821	590,425	562,978
Energy sales	490,576	566,368	521,458
Other sales	9,032	22,467	22,694
Other services rendered	1,213	1,590	18,826
Other income, by nature	4,425	5,815	33,005
Raw materials and consumables used	(162,338)	(204,404)	(188,230)
Energy purchases	(27,014)	(39,851)	(40,938)
Fuel consumption	(55,522)	(68,807)	(134,183)
Transportation costs	(69,419)	(84,128)	(5,488)
Other miscellaneous supplies and services	(10,383)	(11,618)	(7,621)
CONTRIBUTION MARGIN	342,908	391,836	407,753
Other work performed by the entity and capitalized	918	1,577	1,435
Employee benefits expenses	(26,958)	(27,851)	(30,096)
Other expense, by nature	(44,949)	(44,023)	(45,395)
GROSS OPERATING RESULT	271,919	321,539	333,697
Depreciation and amortization expense	(64,032)	(65,767)	(68,241)
Impairment (loss) reversal recognized in profit or loss		(1,307)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(12)	10	(3,755)
OPERATING INCOME	207,899	254,455	269,211
FINANCIAL RESULT	5,087	(6,146)	8,420
Financial income	4,787	7,373	6,888
Cash and cash equivalents	2,331	4,137	3,768
Other financial income	2,456	3,236	3,120
Financial costs	(4,854)	(12,089)	(5,002)
Bank borrowings	(411)	(94)	(219)
Secured and unsecured obligations	(1,547)	(1,965)	(2,857)
Other	(2,896)	(10,030)	(1,926)
Foreign currency exchange differences	5,154	(1,430)	6,534
Other gains (losses)	3,611	10	37
Gain (loss) from the sale of assets	3,611	10	37
Income before taxes	216,597	248,319	277,668
Income tax expense (income)	(56,056)	(74,300)	(85,670)
Net income from continuing operations	160,541	174,019	191,998
Gains (losses)	160,541	174,019	191,998
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	242,006	207,268	254,685
Net cash flows from (used in) investing activities	(41,680)	(40,386)	90,501
Net cash flows from (used in) financing activities	(227,426)	(157,902)	(256,197)
Generation and Transmission | Operating Segments | Argentina
ASSETS
TOTAL CURRENT ASSETS	297,094	329,778
Cash and cash equivalents	80,741	91,497
Other current financial assets	41,991
Other current non-financial assets	12,401	28,264
Trade and other current receivables	111,216	161,872
Current accounts receivable from related parties	18,509	16,139
Inventories	29,608	13,944
Current tax assets	2,628	18,062
TOTAL NON-CURRENT ASSETS	715,591	838,459
Other non-current financial assets	25,454	3,200
Other non-current non-financial assets	839	3,265
Trade and other non-current receivables	268,076	308,084
Non-current accounts receivable from related parties	18,411	34,662
Investments accounted for using the equity method	1,145	572
Intangible assets other than goodwill	11,092	154
Property, plant and equipment	371,322	462,759
Deferred taxes Assets before compensation	19,252	25,763
TOTAL ASSETS	1,012,685	1,168,237
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	161,117	338,950
Other current financial liabilities	6,088	7,282
Trade and other payables, current	60,088	109,347
Current accounts payable to related parties	29,041	118,028
Other current provisions	1,380
Current tax liabilities	41,620	73,629
Other current non-financial liabilities	22,900	30,664
TOTAL NON-CURRENT LIABILITIES	144,807	221,136
Other non-current financial liabilities	40,785	40,650
Trade payables, non-current		3,034
Non-current accounts payable to related companies		16,228
Other long-term provisions	62
Deferred tax liabilities	52,504	101,043
Non-current provisions for employee benefits	3,190	3,172
Other non-current non-financial liabilities	48,266	57,009
TOTAL EQUITY	706,761	608,151
Equity attributable to shareholders of Enel Américas	706,761	608,151
Share and paid-in capital	561,138	569,466
Retained earnings (losses)	11,406	4,884
Other reserves	134,217	33,801
TOTAL LIABILITIES AND EQUITY	1,012,685	1,168,237
EQUITY	706,761	608,151
Total Revenue and Other Operating Income	230,575	436,376	327,613
Revenues	224,081	415,055	314,689
Energy sales	220,869	413,343	313,502
Other sales	1,281		21
Other services rendered	1,931	1,712	1,166
Other income, by nature	6,494	21,321	12,924
Raw materials and consumables used	(19,110)	(129,661)	(40,070)
Energy purchases	(969)	(877)	(1,343)
Fuel consumption	(1,180)	(100,579)	(21,095)
Transportation costs	(6,542)	(8,959)	(6,937)
Other miscellaneous supplies and services	(10,419)	(19,246)	(10,695)
CONTRIBUTION MARGIN	211,465	306,715	287,543
Other work performed by the entity and capitalized	375	4,785	5,011
Employee benefits expenses	(30,398)	(38,147)	(45,672)
Other expense, by nature	(41,328)	(28,259)	(28,977)
GROSS OPERATING RESULT	140,114	245,094	217,905
Depreciation and amortization expense	(86,575)	(89,645)	(121,545)
Impairment (loss) reversal recognized in profit or loss			66,987
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	96	40	7,671
OPERATING INCOME	53,443	155,409	155,676
FINANCIAL RESULT	6,766	73,292	116,452
Financial income	72,368	98,572	69,536
Cash and cash equivalents	27,765	82,760	65,748
Other financial income	44,603	15,812	3,788
Financial costs	(29,397)	(47,784)	(52,457)
Bank borrowings	(2,955)	(62)	(43)
Other	(26,442)	(47,722)	(52,414)
Income from indexation units	(85,734)	(83,759)	8,815
Foreign currency exchange differences	49,529	106,263	90,558
Share of profit (loss) of associates and joint ventures accounted for using the equity method	2,630	790	2,171
Other gains (losses)	50	1,042	74
Gain (loss) from other investments	50	1,042	51
Gain (loss) from the sale of assets			23
Income before taxes	62,889	314,292	274,373
Income tax expense (income)	(15,129)	(48,085)	(99,141)
Net income from continuing operations	47,760	182,448	175,232
Gains (losses)	47,760	182,448	175,232
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	125,114	128,806	110,238
Net cash flows from (used in) investing activities	(59,107)	6,478	(16,483)
Net cash flows from (used in) financing activities	(54,520)	(115,161)	(23,726)
Generation and Transmission | Operating Segments | Brazil
ASSETS
TOTAL CURRENT ASSETS	725,298	489,030
Cash and cash equivalents	167,713	179,541
Other current financial assets	31,382	58,849
Other current non-financial assets	25,705	30,114
Trade and other current receivables	444,478	113,029
Current accounts receivable from related parties	38,033	96,370
Inventories	320	391
Current tax assets	17,667	10,736
TOTAL NON-CURRENT ASSETS	693,610	791,639
Other non-current financial assets	267,351	342,599
Other non-current non-financial assets	12,463	37,866
Trade and other non-current receivables	8,020	25
Non-current accounts receivable from related parties		1,758
Investments accounted for using the equity method	55,520	45,123
Intangible assets other than goodwill	69,419	8,655
Property, plant and equipment	266,974	350,580
Right-of-use assets	184	202
Deferred taxes Assets before compensation	13,688	5,033
TOTAL ASSETS	1,418,908	1,280,669
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	665,046	344,845
Other current financial liabilities	21,768	82,099
Current lease liabilities	138	132
Trade and other payables, current	578,444	229,009
Current accounts payable to related parties	49,014	17,809
Other current provisions	(3)
Current tax liabilities	7,071	6,076
Other current non-financial liabilities	8,614	9,852
Non-current lease liabilities	83	120
TOTAL NON-CURRENT LIABILITIES	179,215	205,761
Other non-current financial liabilities	127,378	176,714
Non-current lease liability	83	120
Trade payables, non-current	215	505
Non-current accounts payable to related companies	19,252	11,331
Other long-term provisions	1,730	2,053
Deferred tax liabilities	29,787	13,171
Other non-current non-financial liabilities	770	1,987
TOTAL EQUITY	574,647	730,063
Equity attributable to shareholders of Enel Américas	574,647	730,063
Share and paid-in capital	215,930	268,415
Retained earnings (losses)	237,270	335,962
Other reserves	121,501	125,686
TOTAL LIABILITIES AND EQUITY	1,418,908	1,280,669
EQUITY	574,647	730,063
Total Revenue and Other Operating Income	1,105,875	777,501	853,595
Revenues	1,102,091	761,534	841,722
Energy sales	1,040,995	691,904	759,653
Other services rendered	61,096	69,630	82,069
Other income, by nature	3,784	15,967	11,873
Raw materials and consumables used	(781,186)	(418,618)	(574,420)
Energy purchases	(710,206)	(328,984)	(525,539)
Fuel consumption	(41,363)	(58,505)	(18,151)
Transportation costs	(23,874)	(28,107)	(30,474)
Other miscellaneous supplies and services	(5,743)	(3,022)	(256)
CONTRIBUTION MARGIN	324,689	358,883	279,175
Other work performed by the entity and capitalized	215	653	553
Employee benefits expenses	(12,934)	(16,422)	(16,364)
Other expense, by nature	(14,876)	(22,191)	(19,683)
GROSS OPERATING RESULT	297,094	320,923	243,681
Depreciation and amortization expense	(23,371)	(32,785)	(32,681)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	535	(32)	260
OPERATING INCOME	273,188	288,170	210,740
FINANCIAL RESULT	5,214	19,427	18,757
Financial income	11,100	41,484	32,044
Cash and cash equivalents	(1,009)	7,644	7,712
Other financial income	12,109	33,840	24,332
Financial costs	(39,278)	(31,209)	(35,648)
Bank borrowings	(579)	(9,925)	(11,321)
Secured and unsecured obligations	(13,088)	(2,415)	(201)
Other	(25,611)	(18,869)	(24,126)
Foreign currency exchange differences	33,392	9,152	22,361
Income before taxes	278,402	307,597	229,497
Income tax expense (income)	(66,505)	(116,746)	(78,870)
Net income from continuing operations	211,897	190,851	150,627
Gains (losses)	211,897	190,851	150,627
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	193,848	206,616	206,457
Net cash flows from (used in) investing activities	(9,470)	34,463	(67,384)
Net cash flows from (used in) financing activities	(162,012)	(221,809)	(90,783)
Generation and Transmission | Eliminations
ASSETS
TOTAL CURRENT ASSETS		(102,134)
Trade and other current receivables	8
Current accounts receivable from related parties	(8)	(102,134)
TOTAL NON-CURRENT ASSETS		(810)
Non-current accounts receivable from related parties		(810)
TOTAL ASSETS		(102,944)
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		(90,643)
Current accounts payable to related parties		(90,643)
TOTAL NON-CURRENT LIABILITIES		(12,301)
Non-current accounts payable to related companies		(12,301)
TOTAL LIABILITIES AND EQUITY		(102,944)
Total Revenue and Other Operating Income		(49)	(244)
Other income, by nature		(49)	(244)
Raw materials and consumables used			429
Energy purchases		543	1,596
Transportation costs		(543)	(1,167)
CONTRIBUTION MARGIN		(49)	185
Other expense, by nature		(49)	(176)
GROSS OPERATING RESULT			9
OPERATING INCOME			9
FINANCIAL RESULT	(2,705)		28,573
Foreign currency exchange differences	(2,705)		28,573
Income before taxes	(2,705)		28,582
Net income from continuing operations	(2,705)		28,582
Gains (losses)	(2,705)		28,582
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	11
Distribution
ASSETS
TOTAL CURRENT ASSETS	4,321,551	4,513,289
Cash and cash equivalents	748,245	649,538
Other current financial assets	151,746	49,098
Other current non-financial assets	430,800	374,419
Trade and other current receivables	2,524,640	3,044,634
Current accounts receivable from related parties	19,689	26,237
Inventories	384,790	327,751
Current tax assets	61,641	30,286
Non-current assets or disposal groups held for sale or for distribution to owners		11,326
TOTAL NON-CURRENT ASSETS	14,821,340	16,610,174
Other non-current financial assets	2,497,735	2,703,694
Other non-current non-financial assets	2,284,187	2,663,918
Trade and other non-current receivables	297,872	275,915
Non-current accounts receivable from related parties	32	68
Investments accounted for using the equity method	1,596	1,710
Intangible assets other than goodwill	4,370,876	5,441,246
Property, plant and equipment	4,396,560	4,507,627
Investment property	7,942	10,254
Right-of-use assets	94,180	108,112
Deferred taxes Assets before compensation	859,160	1,005,742
TOTAL ASSETS	19,142,891	21,123,463
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	1,990,541	5,027,059
Other current financial liabilities	244,675	886,221
Current lease liabilities	29,753	38,758
Trade and other payables, current	922,481	3,102,559
Current accounts payable to related parties	466,606	518,068
Other current provisions	172,234	205,464
Current tax liabilities	87,290	70,073
Other current non-financial liabilities	70,627	240,883
Non-current lease liabilities	78,882	87,742
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners		3,791
TOTAL NON-CURRENT LIABILITIES	2,156,386	8,548,777
Other non-current financial liabilities	1,106,056	3,222,304
Non-current lease liability	78,882	87,742
Trade payables, non-current	236,865	2,320,943
Non-current accounts payable to related companies	85,228	34,662
Other long-term provisions	60,404	874,836
Deferred tax liabilities	482,614	267,181
Non-current provisions for employee benefits	122,626	1,799,663
Other non-current non-financial liabilities	18,925	29,181
TOTAL EQUITY	3,238,764	7,547,627
Equity attributable to shareholders of Enel Américas	3,238,764	7,547,627
Share and paid-in capital	1,224,154	3,558,565
Retained earnings (losses)	1,023,320	318,239
Issuance premium	55,685	58,011
Other reserves	935,605	3,612,812
TOTAL LIABILITIES AND EQUITY	7,385,691	21,123,463
EQUITY	3,238,764	7,547,627
Total Revenue and Other Operating Income	9,969,814	12,116,249	10,739,115
Revenues	9,039,284	10,905,824	9,748,895
Energy sales	7,511,207	9,734,017	8,806,468
Other sales	5,221	9,805	4,158
Other services rendered	1,522,856	1,162,002	938,269
Other income, by nature	930,530	1,210,425	990,220
Raw materials and consumables used	(6,953,255)	(8,175,432)	(7,456,629)
Energy purchases	(5,149,046)	(6,323,836)	(5,637,926)
Transportation costs	(838,996)	(903,489)	(811,849)
Other miscellaneous supplies and services	(965,213)	(948,107)	(1,006,854)
CONTRIBUTION MARGIN	3,016,559	3,940,817	3,282,486
Other work performed by the entity and capitalized	143,146	171,479	168,530
Employee benefits expenses	(442,217)	(671,025)	(694,262)
Other expense, by nature	(859,869)	(937,650)	(816,247)
GROSS OPERATING RESULT	1,857,619	2,503,621	1,940,507
Depreciation and amortization expense	(614,224)	(683,668)	(567,471)
Impairment (loss) reversal recognized in profit or loss		3,433	(5,234)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	241,540	279,234	116,704
OPERATING INCOME	1,001,855	1,544,152	1,251,098
FINANCIAL RESULT	(219,907)	(261,637)	(216,603)
Financial income	223,020	285,720	223,121
Cash and cash equivalents	14,687	26,372	27,301
Other financial income	208,333	259,348	195,820
Financial costs	(598,296)	(745,402)	(690,462)
Bank borrowings	(56,676)	(92,211)	(101,105)
Secured and unsecured obligations	(113,505)	(175,496)	(135,140)
Other	(428,115)	(477,695)	(454,217)
Income from indexation units	161,586	206,845	260,137
Foreign currency exchange differences	(6,217)	(8,800)	(9,399)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	28	20	(160)
Other gains (losses)	903	12,909	546
Gain (loss) from other investments		6
Gain (loss) from the sale of assets	903	12,903	546
Income before taxes	782,879	1,295,444	1,034,881
Income tax expense (income)	(278,107)	160,650	(24,007)
Net income from continuing operations	504,772	1,456,094	1,010,874
Gains (losses)	504,772	1,456,094	1,010,874
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	1,448,867	1,603,242	771,791
Net cash flows from (used in) investing activities	(1,364,627)	(1,471,137)	(1,022,549)
Net cash flows from (used in) financing activities	40,508	(64,693)	367,923
Distribution | Operating Segments | Colombia
ASSETS
TOTAL CURRENT ASSETS	499,983	363,837
Cash and cash equivalents	141,721	97,623
Other current financial assets	274	306
Other current non-financial assets	18,191	10,072
Trade and other current receivables	260,485	181,485
Current accounts receivable from related parties	6,396	4,904
Inventories	72,916	58,121
Non-current assets or disposal groups held for sale or for distribution to owners		11,326
TOTAL NON-CURRENT ASSETS	1,973,507	1,842,861
Other non-current financial assets	2	2
Other non-current non-financial assets	24,651	12,048
Trade and other non-current receivables	29,541	38,797
Investments accounted for using the equity method	1,463	1,524
Intangible assets other than goodwill	103,745	93,220
Property, plant and equipment	1,785,402	1,697,270
Right-of-use assets	17,503	8,362
TOTAL ASSETS	2,473,490	2,206,698
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	640,775	545,688
Other current financial liabilities	190,925	75,327
Current lease liabilities	2,999	4,526
Trade and other payables, current	338,490	316,584
Current accounts payable to related parties	32,604	79,684
Other current provisions	11,080	7,082
Current tax liabilities	40,226	45,041
Other current non-financial liabilities	24,451	18,179
Non-current lease liabilities	15,124	4,150
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners		3,791
TOTAL NON-CURRENT LIABILITIES	840,051	704,526
Other non-current financial liabilities	708,607	592,064
Non-current lease liability	15,124	4,150
Trade payables, non-current	372	358
Other long-term provisions	16,537	4,828
Deferred tax liabilities		107
Non-current provisions for employee benefits	96,591	100,851
Other non-current non-financial liabilities	2,820	6,318
TOTAL EQUITY	992,664	956,484
Equity attributable to shareholders of Enel Américas	992,664	956,484
Share and paid-in capital	3,941	4,106
Retained earnings (losses)	346,671	282,082
Issuance premium	55,685	58,011
Other reserves	586,367	612,285
TOTAL LIABILITIES AND EQUITY	2,473,490	2,206,698
EQUITY	992,664	956,484
Total Revenue and Other Operating Income	1,546,964	1,665,317	1,713,801
Revenues	1,529,090	1,646,864	1,702,390
Energy sales	760,540	1,366,632	1,422,918
Other sales	2,011	2,257	1,137
Other services rendered	766,539	277,975	278,335
Other income, by nature	17,874	18,453	11,411
Raw materials and consumables used	(886,155)	(962,174)	(1,032,452)
Energy purchases	(646,721)	(717,608)	(784,872)
Transportation costs	(162,393)	(165,554)	(171,492)
Other miscellaneous supplies and services	(77,041)	(79,012)	(76,088)
CONTRIBUTION MARGIN	660,809	703,143	681,349
Other work performed by the entity and capitalized	26,439	29,171	26,940
Employee benefits expenses	(76,778)	(71,028)	(69,130)
Other expense, by nature	(103,675)	(104,774)	(116,190)
GROSS OPERATING RESULT	506,795	556,512	522,969
Depreciation and amortization expense	(115,540)	(121,669)	(120,115)
Impairment (loss) reversal recognized in profit or loss		3,433	(5,234)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	16,127	7,272	8,618
OPERATING INCOME	375,128	431,004	389,002
FINANCIAL RESULT	(49,171)	(58,397)	(57,795)
Financial income	8,571	5,668	11,463
Cash and cash equivalents	3,894	3,859	5,498
Other financial income	4,677	1,809	5,965
Financial costs	(56,225)	(64,047)	(67,561)
Bank borrowings	(8,732)	(8,375)	(13,022)
Secured and unsecured obligations	(35,496)	(40,051)	(37,995)
Other	(11,997)	(15,621)	(16,544)
Foreign currency exchange differences	(1,517)	(18)	(1,697)
Other gains (losses)	21	73	166
Gain (loss) from other investments		6
Gain (loss) from the sale of assets	21	67	166
Income before taxes	325,978	372,680	331,373
Income tax expense (income)	(97,881)	(122,066)	(125,242)
Net income from continuing operations	228,097	250,614	206,131
Gains (losses)	228,097	250,614	206,131
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	391,312	357,362	404,403
Net cash flows from (used in) investing activities	(381,939)	(303,833)	(296,082)
Net cash flows from (used in) financing activities	22,061	(158,135)	(79,475)
Distribution | Operating Segments | Peru
ASSETS
TOTAL CURRENT ASSETS	191,178	153,383
Cash and cash equivalents	41,228	51,717
Other current non-financial assets	9,057	4,292
Trade and other current receivables	109,912	71,574
Current accounts receivable from related parties	4,550	9,432
Inventories	26,431	16,368
TOTAL NON-CURRENT ASSETS	1,263,497	1,305,567
Intangible assets other than goodwill	42,359	35,933
Property, plant and equipment	1,186,821	1,269,634
Right-of-use assets	34,317	25,178
TOTAL ASSETS	1,454,675	1,458,950
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	249,069	272,270
Other current financial liabilities	53,750	53,938
Current lease liabilities	11,280	8,369
Trade and other payables, current	116,577	135,398
Current accounts payable to related parties	35,692	42,785
Other current provisions	8,356	8,584
Current tax liabilities	2,239	12,103
Other current non-financial liabilities	21,175	19,462
Non-current lease liabilities	28,492	25,274
TOTAL NON-CURRENT LIABILITIES	471,377	467,924
Other non-current financial liabilities	397,449	418,129
Non-current lease liability	28,492	25,274
Trade payables, non-current	729
Other long-term provisions	459	500
Deferred tax liabilities	38,188	43,357
Non-current provisions for employee benefits	4,299	4,352
Other non-current non-financial liabilities	1,761	1,586
TOTAL EQUITY	734,229	718,756
Equity attributable to shareholders of Enel Américas	734,229	718,756
Share and paid-in capital	147,019	160,377
Retained earnings (losses)	520,910	486,057
Other reserves	66,300	72,322
TOTAL LIABILITIES AND EQUITY	1,454,675	1,458,950
EQUITY	734,229	718,756
Total Revenue and Other Operating Income	886,663	950,349	912,950
Revenues	882,564	945,595	907,247
Energy sales	844,342	903,828	856,278
Other sales	817	1,022	626
Other services rendered	37,405	40,745	50,343
Other income, by nature	4,099	4,754	5,703
Raw materials and consumables used	(599,116)	(619,181)	(610,701)
Energy purchases	(561,076)	(580,690)	(576,420)
Other miscellaneous supplies and services	(38,040)	(38,491)	(34,281)
CONTRIBUTION MARGIN	287,547	331,168	302,249
Other work performed by the entity and capitalized	9,317	9,843	9,632
Employee benefits expenses	(33,923)	(36,596)	(35,663)
Other expense, by nature	(49,043)	(46,943)	(44,081)
GROSS OPERATING RESULT	213,898	257,472	232,137
Depreciation and amortization expense	(58,395)	(56,630)	(51,969)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	14,040	4,408	4,319
OPERATING INCOME	141,463	196,434	175,849
FINANCIAL RESULT	(25,042)	(22,938)	(22,151)
Financial income	3,771	4,439	4,470
Cash and cash equivalents	417	677	661
Other financial income	3,354	3,762	3,809
Financial costs	(26,894)	(28,342)	(26,543)
Bank borrowings	(2,601)	(1,204)	(1,722)
Secured and unsecured obligations	(23,379)	(25,090)	(24,973)
Other	(914)	(2,048)	152
Foreign currency exchange differences	(1,919)	965	(78)
Other gains (losses)	5	10,654	(6)
Gain (loss) from the sale of assets	5	10,654	(6)
Income before taxes	116,426	184,150	153,692
Income tax expense (income)	(38,488)	(55,649)	(49,024)
Net income from continuing operations	77,938	128,501	104,668
Gains (losses)	77,938	128,501	104,668
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	100,855	251,699	165,498
Net cash flows from (used in) investing activities	(126,493)	(163,888)	(111,035)
Net cash flows from (used in) financing activities	16,185	(66,594)	(104,032)
Distribution | Operating Segments | Argentina
ASSETS
TOTAL CURRENT ASSETS	274,170	284,127
Cash and cash equivalents	8,016	24,452
Other current financial assets	23,383
Other current non-financial assets	29,464	18,982
Trade and other current receivables	199,667	222,959
Current accounts receivable from related parties	364	602
Inventories	13,276	17,132
TOTAL NON-CURRENT ASSETS	1,442,359	1,456,918
Other non-current financial assets	6	9
Other non-current non-financial assets	60	84
Trade and other non-current receivables	460	646
Non-current accounts receivable from related parties	32	68
Investments accounted for using the equity method	133	186
Intangible assets other than goodwill	50,067	30,365
Property, plant and equipment	1,391,477	1,425,560
Right-of-use assets	124	18
TOTAL ASSETS	1,716,529	1,741,045
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	591,523	509,222
Other current financial liabilities		7
Current lease liabilities	78	7
Trade and other payables, current	467,412	328,700
Current accounts payable to related parties	69,660	109,013
Other current provisions	43,785	44,825
Current tax liabilities		12,264
Other current non-financial liabilities	10,588	14,413
Non-current lease liabilities	45	7
TOTAL NON-CURRENT LIABILITIES	415,192	429,766
Non-current lease liability	45	7
Trade payables, non-current	86,559	149,205
Non-current accounts payable to related companies	50,566	34,662
Other long-term provisions	19,698	23,710
Deferred tax liabilities	233,966	210,460
Non-current provisions for employee benefits	10,730	11,006
Other non-current non-financial liabilities	13,628	716
TOTAL EQUITY	709,814	802,057
Equity attributable to shareholders of Enel Américas	709,814	802,057
Share and paid-in capital	528,339	544,855
Retained earnings (losses)	(67,928)	223,667
Other reserves	249,403	33,535
TOTAL LIABILITIES AND EQUITY	1,716,529	1,741,045
EQUITY	709,814	802,057
Total Revenue and Other Operating Income	801,228	1,346,888	1,189,950
Revenues	772,583	1,066,437	1,174,151
Energy sales	737,983	1,021,696	1,130,353
Other sales	1,695	2,771	170
Other services rendered	32,905	41,970	43,628
Other income, by nature	28,645	280,451	15,799
Raw materials and consumables used	(530,338)	(773,693)	(729,223)
Energy purchases	(489,984)	(714,844)	(655,312)
Transportation costs	(17,806)	(16,990)	(30,477)
Other miscellaneous supplies and services	(22,548)	(41,859)	(43,434)
CONTRIBUTION MARGIN	270,890	573,195	460,727
Other work performed by the entity and capitalized	30,921	43,311	49,297
Employee benefits expenses	(123,792)	(162,137)	(219,849)
Other expense, by nature	(128,108)	(147,303)	(110,973)
GROSS OPERATING RESULT	49,911	307,066	179,202
Depreciation and amortization expense	(73,850)	(53,534)	(52,229)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	44,338	42,501	48,983
OPERATING INCOME	(68,277)	211,031	77,990
FINANCIAL RESULT	22,606	54,470	127,247
Financial income	10,657	22,964	33,729
Cash and cash equivalents	4,422	1,908	5,917
Other financial income	6,235	21,056	27,812
Financial costs	(148,619)	(168,782)	(174,402)
Bank borrowings	(379)	(3,957)	(133)
Secured and unsecured obligations	(1)
Other	(148,239)	(164,825)	(174,269)
Income from indexation units	161,586	206,845	260,137
Foreign currency exchange differences	(1,018)	(6,557)	7,783
Share of profit (loss) of associates and joint ventures accounted for using the equity method	28	20	(160)
Other gains (losses)	7	39
Gain (loss) from the sale of assets	7	39
Income before taxes	(45,636)	265,560	205,077
Income tax expense (income)	(22,866)	(76,548)	(101,101)
Net income from continuing operations	(68,502)	189,012	103,976
Gains (losses)	(68,502)	189,012	103,976
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	159,556	116,487	47,301
Net cash flows from (used in) investing activities	(115,347)	(184,578)	(82,268)
Net cash flows from (used in) financing activities	(54,133)	75,332	(118)
Distribution | Operating Segments | Brazil
ASSETS
TOTAL CURRENT ASSETS	3,356,268	3,711,977
Cash and cash equivalents	557,280	475,746
Other current financial assets	128,089	48,792
Other current non-financial assets	374,088	341,073
Trade and other current receivables	1,954,523	2,568,600
Current accounts receivable from related parties	8,480	11,350
Inventories	272,167	236,130
Current tax assets	61,641	30,286
TOTAL NON-CURRENT ASSETS	10,141,977	12,004,828
Other non-current financial assets	2,497,727	2,703,683
Other non-current non-financial assets	2,259,476	2,651,786
Trade and other non-current receivables	267,871	236,472
Intangible assets other than goodwill	4,174,705	5,281,728
Property, plant and equipment	32,860	115,163
Investment property	7,942	10,254
Right-of-use assets	42,236	74,554
Deferred taxes Assets before compensation	859,160	1,005,742
TOTAL ASSETS	13,498,245	15,716,805
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	509,222	3,699,914
Other current financial liabilities		756,949
Current lease liabilities	15,396	25,856
Trade and other payables, current		2,321,877
Current accounts payable to related parties	328,700	286,621
Other current provisions	109,013	144,973
Current tax liabilities	44,825	665
Other current non-financial liabilities	14,413	188,829
Non-current lease liabilities	35,221	58,311
TOTAL NON-CURRENT LIABILITIES	429,766	6,946,561
Other non-current financial liabilities		2,212,111
Non-current lease liability	35,221	58,311
Trade payables, non-current	149,205	2,171,380
Non-current accounts payable to related companies	34,662
Other long-term provisions	23,710	845,798
Deferred tax liabilities	210,460	13,257
Non-current provisions for employee benefits	11,006	1,683,454
Other non-current non-financial liabilities	716	20,561
TOTAL EQUITY	802,057	5,070,330
Equity attributable to shareholders of Enel Américas	802,057	5,070,330
Share and paid-in capital	544,855	2,849,227
Retained earnings (losses)	223,667	(673,567)
Other reserves	33,535	2,894,670
TOTAL LIABILITIES AND EQUITY	1,741,045	15,716,805
EQUITY	802,057	5,070,330
Total Revenue and Other Operating Income	6,734,986	8,153,719	6,922,417
Revenues	5,855,047	7,246,928	5,965,107
Energy sales	5,168,342	6,441,861	5,396,919
Other sales	698	3,755	2,225
Other services rendered	686,007	801,312	565,963
Other income, by nature	879,939	906,791	957,310
Raw materials and consumables used	(4,937,646)	(5,820,384)	(5,084,253)
Energy purchases	(3,451,265)	(4,310,694)	(3,621,322)
Transportation costs	(658,797)	(720,945)	(609,880)
Other miscellaneous supplies and services	(827,584)	(788,745)	(853,051)
CONTRIBUTION MARGIN	1,797,340	2,333,335	1,838,164
Other work performed by the entity and capitalized	76,469	89,154	82,661
Employee benefits expenses	(207,724)	(401,264)	(369,620)
Other expense, by nature	(579,070)	(638,654)	(545,006)
GROSS OPERATING RESULT	1,087,015	1,382,571	1,006,199
Depreciation and amortization expense	(366,439)	(451,835)	(343,158)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	167,035	225,053	54,784
OPERATING INCOME	553,541	705,683	608,257
FINANCIAL RESULT	(168,300)	(234,772)	(263,904)
Financial income	200,021	252,649	173,459
Cash and cash equivalents	5,954	19,928	15,225
Other financial income	194,067	232,721	158,234
Financial costs	(366,558)	(484,231)	(421,956)
Bank borrowings	(44,964)	(78,675)	(86,228)
Secured and unsecured obligations	(54,629)	(110,355)	(72,172)
Other	(266,965)	(295,201)	(263,556)
Foreign currency exchange differences	(1,763)	(3,190)	(15,407)
Other gains (losses)	870	2,143	386
Gain (loss) from the sale of assets	870	2,143	386
Income before taxes	386,111	473,054	344,739
Income tax expense (income)	(118,872)	414,913	251,360
Net income from continuing operations	267,239	887,967	596,099
Gains (losses)	267,239	887,967	596,099
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	797,144	877,694	154,589
Net cash flows from (used in) investing activities	(740,848)	(818,838)	(533,164)
Net cash flows from (used in) financing activities	56,395	84,704	551,548
Distribution | Eliminations
ASSETS
TOTAL CURRENT ASSETS	(48)	(35)
Trade and other current receivables	53	16
Current accounts receivable from related parties	(101)	(51)
TOTAL ASSETS	(48)	(35)
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	(48)	(35)
Trade and other payables, current	2
Current accounts payable to related parties	(50)	(35)
TOTAL LIABILITIES AND EQUITY	(48)	(35)
Total Revenue and Other Operating Income	(27)	(24)	(3)
Other income, by nature	(27)	(24)	(3)
CONTRIBUTION MARGIN	(27)	(24)	(3)
Other expense, by nature			$ (3)
Other Expenses By Nature	$ 27	$ 24